Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
8. Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
Deductible input value-added tax	1,359,581	1,521,488
Prepayments	587,289	395,022
Deposits	92,023	125,451
Receivables from third party online payment service providers	38,201	36,939
Finance lease receivables, current portion, net (Note 18)	—	11,100
Others	388,990	399,339

Total	2,466,084	2,489,339

Prepayments primarily consist of prepayments for raw materials, marketing and consulting services provided by suppliers.
Deposits primarily consist of deposits for short-term leases and the deposits to suppliers for guarantee of procurement.